Consolidated Condensed Statement of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Income Statement [Abstract]
Revenues	$ 1,411,124	$ 0	$ 2,030,039	$ 0
Cost of goods sold	1,022,684	0	1,437,432	0
Gross Margin	388,440	0	592,607	0
Operating Expenses
Operations	213,772	0	326,094	0
Research and development	10,282	0	27,078	0
Sales and marketing	386,332	0	543,390	0
General and administrative	1,349,587	434,917	2,353,761	1,612,439
Depreciation and amortization	171	381	342	763
Total operating expenses	1,960,144	435,298	3,250,664	1,613,202
Operating loss	(1,571,704)	(435,298)	(2,658,057)	(1,613,202)
Other Expense
Interest expense	40,534	0	60,183	0
Other Expense	40,534	0	60,183	0
Net loss	$ (1,612,238)	$ (435,298)	$ (2,718,240)	$ (1,613,202)
Net loss per share attributable to common stockholders
Basic	$ (0.16)	$ (0.13)	$ (0.34)	$ (0.47)
Diluted	$ (0.16)	$ (0.13)	$ (0.34)	$ (0.47)
Weighted average common shares outstanding
Basic	10,040,741	3,384,837	8,053,299	3,398,470
Diluted	10,040,741	3,384,837	8,053,299	3,398,470